Commitments (FY) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 1996
Weighted Average Remaining Lease Term [Abstract]
Operating leases	3 years				3 years		3 years 6 months
Finance leases	8 years 9 months 18 days				8 years 9 months 18 days		9 years 3 months 18 days
Weighted Average Discount Rate [Abstract]
Operating leases	5.75%				5.75%		5.75%
Finance leases	5.04%				5.04%		5.04%
Operating Leases, Right-of-Use Assets and Lease Liabilities [Abstract]
Right-of-use asset	$ 1,777				$ 1,777		$ 1,979		$ 0
Capital Lease Obligations [Abstract]
Term of lease											15 years
Capital leased property							30,792		30,832
Proceeds from assignment of purchase option under lease											$ 1,700
Increase in capital leased property											5,700
Capital lease obligations											22,000
Increase in capital lease obligations											6,700
Net book value of capital asset											$ 18,300
Future Minimum Lease Commitments [Abstract]
2020	752				752		710
2021	592				592		715
2022	373				373		564
2023	27				27		368
2024							28
After 2024							0
Total lease payments	2,115				2,115		2,385
Less imputed interest	(178)				(178)		(230)
Total	1,937				1,937		2,155
Less current portion							(602)
Long-term lease obligations, Operating leases	1,274				1,274		1,553		0
Finance Lease Liabilities, Payments, Due [Abstract]
2020							2,046
2021	2,097				2,097		2,097
2022	2,149				2,149		2,149
2023	2,203				2,203		2,203
2024	2,258				2,258		2,258
After 2024	10,658				10,658		10,658
Total lease payments	20,398				20,398		21,411
Less imputed interest	(4,127)				(4,127)		(4,546)
Total	16,271				16,271		16,865
Less current portion							(1,224)
Long-term lease obligations, Finance leases							15,641
Lease, Cost [Abstract]
Operating lease cost	182		$ 147		360	$ 294	597
Short-term lease cost	30	[1]	42	[1]	57	84	147	[1]
Finance Lease Costs [Abstract]
Amortization of finance lease assets	305		305		610	610	1,221
Interest on finance lease liabilities	208		222		419	447	881
Total finance lease cost	513		527		1,029	1,057	2,102
Total lease costs	$ 725		$ 716		1,446	1,435	2,846
Cash paid for amounts included in the measurement of lease liabilities: [Abstract]
Cash flows from operating activities - operating leases					375	279	604
Cash flows from operating activities - finance leases					1,012	987	1,995
Operating lease right-of-use assets obtained in exchange for operating lease liabilities					300	245	488
Rent expense charged to operations							1,100		1,600	$ 1,600
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance Beginning of Year					$ 30	$ 30	30		30	51
Accruals							0		0	0
Warranty Expenses							0		0	(21)
Balance End of Year							$ 30		30	$ 30
Capital Lease Obligations [Member]
Capital Lease Obligations [Abstract]
Annual rent increase percentage							2.50%
Accumulated amortization for property and equipment under capital leases							$ 18,700		$ 17,500
Property [Member] | Capital Lease Obligations [Member]
Capital Lease Obligations [Abstract]
Term of lease												13 years	20 years
Capital leased property													$ 12,300
Increase in capital leased property												$ 11,700
Capital lease obligations												15,500
Net book value of capital asset												$ 13,100

[1]	Leases that have terms of 12 months or less.